SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2019
Short-term Investments	Short-term investments consisted of the following:

	As of September 30,
	2018	2019
	US$	US$
Held-to-maturity investments	2,634	1,517
Available-for-sale investments	14,439	20,601

	17,073	22,118